Accumulated other comprehensive loss	12 Months Ended
Dec. 31, 2021
Equity [Abstract]
Accumulated other comprehensive loss

9. Accumulated other comprehensive loss

In 2021, Accumulated other comprehensive loss decreased to $17,175 (increased to $36,994 in 2020) mainly due to unrealized gains from hedging financial instruments of $19,819 (losses of $18,641 and $9,693 in 2020 and 2019, respectively).